Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal									$ 584	$ 651	$ 374
State									71	156	(214)
Total current									655	807	160
Deferred:
Federal									1,485	(197)	386
State									282	(64)	45
Total deferred									1,767	(261)	431
Total income tax expense	903	771	810	(62)	819	(704)	277	154	2,422	546	591
Income before provision for income tax expense, Amount
Income before provision for income tax expense									7,396	3,368	3,448
Tax at statutory Federal income tax rate									2,515	1,145	1,172
Tax-exempt income									(353)	(380)	(404)
State income tax, net of Federal tax benefit									233	61	(111)
Release of prior year over accrual										(371)
Other, net									27	91	(66)
Total income tax expense	$ 903	$ 771	$ 810	$ (62)	$ 819	$ (704)	$ 277	$ 154	$ 2,422	$ 546	$ 591
Income before provision for income tax expense, %
Tax at statutory Federal income tax rate (as a percent)									34.00%	34.00%	34.00%
Tax-exempt income (as a percent)									(11.27%)	(11.27%)	(11.72%)
State income tax, net of Federal tax benefit (as a percent)									3.15%	1.81%	(3.23%)
Release of prior year over accrual (as a percent)										(11.01%)
Other, net (as a percent)									6.87%	2.70%	(1.91%)
Provision for income tax expense (as a percent)									32.75%	16.23%	17.14%